Equity - Total Number of Treasury Stock Held (Detail) - shares	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2015
Disclosure of classes of share capital [line items]
Common shares	1,811,428,430	1,811,428,430	1,811,428,430	1,811,428,430
Treasury stock [member]
Disclosure of classes of share capital [line items]
Common shares	33,150,615	9,148,035	9,144,911